Summary of Significant Accounting Policies and Use of Estimates and Judgments (Details) - Schedule of Estimated Useful Lives	6 Months Ended
Jun. 30, 2024
Laboratory equipment [Member] | Bottom of range [member]
Summary of Significant Accounting Policies and Use of Estimates and Judgments (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of the assets	5 years
Laboratory equipment [Member] | Top of range [member]
Summary of Significant Accounting Policies and Use of Estimates and Judgments (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of the assets	10 years
Office equipment [Member] | Bottom of range [member]
Summary of Significant Accounting Policies and Use of Estimates and Judgments (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of the assets	3 years
Office equipment [Member] | Top of range [member]
Summary of Significant Accounting Policies and Use of Estimates and Judgments (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of the assets	10 years